Loss Per Share	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Loss Per Share [Abstract]
LOSS PER SHARE
11.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	For the Six Months Ended March 31,
	2022	2023
Net loss	(243,224)	(43,325)
Net loss per share—Basic and diluted	(0.14)	(0.00)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted	1,728,612,425	27,715,937,039

For the six months ended March 31, 2022 and 2023, weighted average ordinary shares included nil and 3,590,027 stock options. The 3,590,027 stock options were vest but unexercised as of March 31, 2023. The Company included the stock options because they are exercisable at RMB nil.

For the six months ended March 31, 2022 and 2023, potential ordinary shares from assumed conversion of convertible notes into 364,641,420 and nil the Group’s ordinary shares, assumed exercise of share options of 34,200,000 and 37,690,027, and warrants to purchase 14,349,000 and nil of the Group’s ordinary shares have not been reflected in the calculation of diluted net loss per share as their inclusion would have been anti-dilutive.

12.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	For the years ended September 30,
	2020	2021	2022
Numerator:
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders	(1,533,592)	(569,174)	820,023
Denominator:
Weighted average ordinary shares outstanding—basic and diluted	1,351,127,462	1,460,692,909	10,258,424,457
Net loss per share—basic and diluted	(1.14)	(0.39)	0.08

For the years ended September 30, 2020, 2021 and 2022, weighted average ordinary shares included nil, nil and 3,590,027 stock options. The 3,590,027 stock options were vest but unexercised as of September 30, 2022. The Company included the stock options because they are exercisable at RMB nil.

For the years ended September 30, 2020, 2021 and 2022, potential ordinary shares from assumed conversion of 2,789,720, 7,452,445 and 0 convertible notes as well as 41,750,000, 34,200,000 and 37,690,027 options have not been reflected in the calculation of diluted net loss per share as their inclusion would have been anti-dilutive.